UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 446-3863

                    Date of fiscal year end: October 31, 2008

                    Date of reporting period: April 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


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--------------------------------------------------------------------------------

                                   [FMA LOGO]
                                   ----------
                                   FIDUCIARY
                                   MANAGEMENT
                                   ASSOCIATES

                       ----------------------------------
                           FMA SMALL COMPANY PORTFOLIO
                       ----------------------------------
                         THE ADVISORS' INNER CIRCLE FUND

                               SEMI-ANNUAL REPORT
                                 April 30, 2008

--------------------------------------------------------------------------------

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

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2008

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ......................................................    1

Schedule of Investments ...................................................    2

Statement of Assets and Liabilities .......................................    6

Statement of Operations ...................................................    7

Statement of Changes in Net Assets ........................................    8

Financial Highlights ......................................................    9

Notes to Financial Statements .............................................   10

Disclosure of Portfolio Expenses ..........................................   15

--------------------------------------------------------------------------------

The Portfolio files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-FMA-8333; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

April 30, 2008

Dear Fellow Shareholder:

Following a failed October attempt to rally back to the summer 2007 highs, the Russell 2000 Index declined about 25% to its most recent low in March. Equity market returns have been negatively impacted by continued stresses within the U.S. economy along with adverse credit and liquidity conditions within the capital markets. Economic data has shown sluggishness as broad measures of manufacturing, consumer and employment activity have been soft. In addition, apprehension related to the housing sector, credit concerns involving mortgage-related securities and the near-collapse of Bear Stearns created meaningful financial market uncertainty. Positively, the Federal Reserve and other government agencies acted expeditiously to implement policies and guidelines that provided some stability and liquidity to financial markets.

Global economic activity continued to influence sector leadership over the past six months. The energy sector has been the biggest beneficiary of global demand while speculation of a weaker U.S. dollar pushed already elevated crude prices even higher. For the six-month period ending April 30th, energy was the only sector in the Russell 2000 Index which generated positive returns for the period. On the flip side, traditional growth sectors (health care and technology) were a significant drag on performance as concerns related to potential health care regulation and the possibility of slowing technology spending negatively affected these sectors.

As recent U.S. economic and financial market news has normalized to some extent, small cap equities have rallied from their March lows. However, small cap returns remain negative for the six month period ended April 30th. While the FMA Small Company Portfolio has been unable to escape this negative market environment, the Portfolio has generated strong relative performance. The Portfolio's exposure to the commodity sectors of the market, in addition to strong relative stock selection within almost every market sector, has enabled the Portfolio to meaningfully outperform the Russell 2000 Index.

Although market concerns remain, FMA believes that the aggressive Federal Reserve actions coupled with planned stimulus resulting from federal tax rebates will provide the catalysts needed for a more constructive environment for U.S. capital markets. FMA believes the worst is behind us and that U.S. equities will continue to climb the "wall of worry" higher. Given favorable valuations, modest earnings growth for most sectors, accommodative monetary policy and fiscal stimulus, FMA continues to expect small cap investors will achieve mid-single digit returns in 2008.

Respectfully submitted,

/s/ Kathryn A. Vorisek

Kathryn A. Vorisek
Chief Investment Officer

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                      DEFINITION OF THE COMPARATIVE INDICES

RUSSELL 2000(R) INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDUSTRY WEIGHTINGS+++
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Banks                                                                      14.4%
Semiconductors                                                              6.9%
Medical Products & Services                                                 6.7%
Consumer Products                                                           6.3%
Real Estate Investment Trusts                                               6.0%
Energy Equipment & Services                                                 5.2%
Short-term Investments                                                      3.7%
Financial Services                                                          3.6%
Restaurants                                                                 3.5%
Retail                                                                      3.4%
Materials & Processing                                                      3.4%
Healthcare                                                                  3.4%
Aerospace & Defense                                                         3.3%
Computer Software                                                           3.3%
Communication Equipment                                                     3.2%
Food & Beverage                                                             2.9%
Gas Utilities                                                               2.5%
Securities Brokerage/Dealers                                                2.0%
Industrial                                                                  1.7%
Chemicals                                                                   1.6%
Electronic Equipment & Controls                                             1.6%
Packaging                                                                   1.6%
Drug Retail                                                                 1.5%
Apparel/Textiles                                                            1.5%
Business Services                                                           1.5%
Coal Mining                                                                 1.4%
Electrical Components & Equipment                                           1.4%
Insurance                                                                   1.1%
Distribution/Wholesale                                                      1.0%
Transportation                                                              0.4%

+++   PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.7%
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       ----------   ------------
AEROSPACE & DEFENSE -- 3.3%
Esterline Technologies* ............................       50,700   $  2,821,962
Moog, Cl A* ........................................       58,876      2,538,144
                                                                    ------------
                                                                       5,360,106
                                                                    ------------
APPAREL/TEXTILES -- 1.5%
Wolverine World Wide ...............................       83,300      2,394,042
                                                                    ------------
BANKS -- 14.4%
Bancorpsouth .......................................      108,300      2,602,449
Cullen .............................................       58,100      3,243,142
First Midwest Bancorp ..............................      111,048      2,835,056
FirstMerit .........................................      122,900      2,521,908
Hancock Holding ....................................       77,000      3,177,790
Prosperity Bancshares ..............................      111,200      3,443,864
Susquehanna Bancshares .............................      128,400      2,553,876
United Bankshares ..................................       98,200      2,856,638
                                                                    ------------
                                                                      23,234,723
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                      SHARES          VALUE
                                                    ----------   --------------
BUSINESS SERVICES -- 1.5%
SYKES Enterprises* ..............................      146,600   $    2,436,492
                                                                 --------------

CHEMICALS -- 1.6%
Rockwood Holdings* ..............................       70,300        2,594,773
                                                                 --------------

COAL MINING -- 1.5%
Foundation Coal Holdings ........................       39,100        2,345,218
                                                                 --------------

COMMUNICATIONS EQUIPMENT -- 3.2%
Adtran ..........................................      114,000        2,697,240
Comtech Telecommunications* .....................       63,350        2,453,546
                                                                 --------------
                                                                      5,150,786
                                                                 --------------

COMPUTER SOFTWARE -- 3.3%
Blackbaud .......................................      105,300        2,473,497
Progress Software* ..............................       96,700        2,923,241
                                                                 --------------
                                                                      5,396,738
                                                                 --------------

CONSUMER PRODUCTS -- 6.3%
Alberto Culver, Cl B ............................      113,500        2,856,795
Inter Parfums ...................................       56,684        1,641,569
Jarden* .........................................      120,900        2,577,588
Matthews International, Cl A ....................       62,892        3,109,380
                                                                 --------------
                                                                     10,185,332
                                                                 --------------

DISTRIBUTION/WHOLESALE -- 1.1%
Watsco ..........................................       37,300        1,692,301
                                                                 --------------

DRUG RETAIL -- 1.5%
Longs Drug Stores ...............................       61,100        2,447,666
                                                                 --------------

ELECTRICAL COMPONENTS & EQUIPMENT -- 1.4%
Belden ..........................................       66,000        2,226,840
                                                                 --------------

ELECTRONIC EQUIPMENT & CONTROLS -- 1.6%
Woodward Governor ...............................       75,363        2,647,502
                                                                 --------------

ENERGY EQUIPMENT & SERVICES -- 5.2%
Atwood Oceanics* ................................       14,800        1,490,212
Dril-Quip* ......................................       42,000        2,400,720
Matrix Service* .................................       80,022        1,609,242
NATCO Group, Cl A* ..............................       56,000        2,833,600
                                                                 --------------
                                                                      8,333,774
                                                                 --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                    ----------   --------------

FINANCIAL SERVICES -- 3.6%
Bankrate* .......................................       47,150   $    2,463,116
Waddell & Reed Financial, Cl A ..................       98,900        3,348,754
                                                                 --------------
                                                                      5,811,870
                                                                 --------------

FOOD & BEVERAGE -- 2.9%
Hain Celestial Group* ...........................       85,394        2,107,524
J&J Snack Foods .................................       91,061        2,607,987
                                                                 --------------
                                                                      4,715,511
                                                                 --------------

GAS UTILITIES -- 2.5%
New Jersey Resources ............................       128,650       4,097,503
                                                                 --------------

HEALTHCARE -- 3.4%
HealthExtras* ...................................       99,500        2,807,890
inVentiv Health* ................................       89,445        2,659,200
                                                                 --------------
                                                                      5,467,090
                                                                 --------------

INDUSTRIAL -- 1.7%
Nordson .........................................       46,200        2,727,186
                                                                 --------------

INSURANCE -- 1.1%
Delphi Financial Group, Cl A ....................       64,250        1,748,885
                                                                 --------------

MATERIALS & PROCESSING -- 3.4%
Dynamic Materials ...............................       57,300        2,694,819
Schnitzer Steel Industries, Cl A ................       31,000        2,728,000
                                                                 --------------
                                                                      5,422,819
                                                                 --------------

MEDICAL PRODUCTS & SERVICES -- 6.7%
Haemonetics* ....................................       54,635        3,126,761
Medical Action Industries*+ .....................      146,784        2,405,790
Owens & Minor ...................................       56,117        2,543,222
PSS World Medical* ..............................      168,500        2,775,195
                                                                 --------------
                                                                     10,850,968
                                                                 --------------

PACKAGING -- 1.6%
Silgan Holdings .................................       49,000        2,610,720
                                                                 --------------

REAL ESTATE INVESTMENT TRUSTS -- 6.1%
EastGroup Properties ............................       72,800        3,473,288
Healthcare Realty Trust .........................      128,800        3,648,904
National Retail Properties ......................      116,100        2,659,851
                                                                 --------------
                                                                      9,782,043
                                                                 --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                      SHARES          VALUE
                                                    ----------   --------------
RESTAURANTS -- 3.5%
Red Robin Gourmet Burgers* ......................       61,900   $    2,542,852
Sonic* ..........................................      138,800        3,052,212
                                                                 --------------
                                                                      5,595,064
                                                                 --------------

RETAIL -- 3.4%
Fossil* .........................................       96,323        3,447,400
Gymboree* .......................................       46,500        2,009,730
                                                                 --------------
                                                                      5,457,130
                                                                 --------------

SECURITIES BROKERAGE/DEALERS -- 2.0%
Investment Technology Group* ....................       65,400        3,156,204
                                                                 --------------

SEMICONDUCTORS -- 7.0%
ATMI* ...........................................       87,950        2,589,248
Netlogic Microsystems* ..........................       88,800        2,911,752
Semtech* ........................................      176,900        2,872,856
Skyworks Solutions* .............................      327,300        2,844,237
                                                                 --------------
                                                                     11,218,093
                                                                 --------------

TRANSPORTATION -- 0.4%
Forward Air .....................................       21,246          724,276
                                                                 --------------
   TOTAL COMMON STOCK
      (Cost $150,874,980) .......................                   155,831,655
                                                                 --------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (A) -- 3.7%
--------------------------------------------------------------------------------
HighMark U.S. Government Money Market Fund, 1.960%
   (Cost $5,948,158) ............................    5,948,158        5,948,158
                                                                 --------------
   TOTAL INVESTMENTS -- 100.4%
      (Cost $156,823,138) .......................                $  161,779,813
                                                                 ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $161,206,771.

  *   NON-INCOME PRODUCING SECURITY.

  + SECURITY CONSIDERED ILLIQUID. THE VALUE OF SUCH SECURITY AS OF APRIL 30, 2008 WAS $2,405,790 OR 1.49% OF NET ASSETS.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2008.

 CL   CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
   Investments at value (Cost $156,823,138) ..................   $  161,779,813
   Receivable for investment securities sold .................        2,637,711
   Dividends and interest receivable .........................          125,995
   Receivable for capital shares sold ........................           30,535
                                                                 --------------
   Total Assets ..............................................      164,574,054
                                                                 --------------
LIABILITIES:
   Payable for investment securities purchased ...............        2,918,513
   Payable for capital shares redeemed .......................          208,486
   Payable due to Investment Advisor .........................           97,477
   Shareholder service fees payable ..........................           64,892
   Payable due to Administrator ..............................           15,596
   Chief Compliance Officer fees payable .....................            4,604
   Payable due to Trustees ...................................            2,175
   Other accrued expenses ....................................           55,540
                                                                 --------------
   Total Liabilities .........................................        3,367,283
                                                                 --------------
   Total Net Assets ..........................................   $  161,206,771
                                                                 ==============
NET ASSETS CONSIST OF:
   Paid-in Capital ...........................................      166,879,193
   Undistributed net investment income .......................          289,881
   Accumulated net realized loss on investments ..............      (10,918,978)
   Net unrealized appreciation on investments ................        4,956,675
                                                                 --------------
   TOTAL NET ASSETS ..........................................   $  161,206,771
                                                                 ==============
INSTITUTIONAL SHARES:
   Net Asset Value, Offering and Redemption Price Per Share --
     (unlimited authorization -- no par value)
     ($161,206,771 / 8,998,843 shares) .......................   $        17.91
                                                                 ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                             FOR THE SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends ....................................................   $    1,392,006
                                                                 --------------
   TOTAL INVESTMENT INCOME ...................................        1,392,006
                                                                 --------------
EXPENSES
Investment Advisory Fees .....................................          635,979
Shareholder Servicing Fees ...................................          253,438
Administration Fees ..........................................          101,757
Chief Compliance Officer Fees ................................            5,063
Trustees' Fees ...............................................            3,781
Transfer Agent Fees ..........................................           63,294
Printing Fees ................................................           35,018
Legal Fees ...................................................           19,302
Registration & Filing Fees ...................................           12,883
Audit Fees ...................................................            9,677
Custodian Fees ...............................................            8,590
Other Expenses ...............................................            4,499
                                                                 --------------
   TOTAL EXPENSES ............................................        1,153,281
Less:
Fees Paid Indirectly -- Note 4 ...............................          (51,156)
                                                                 --------------
   NET EXPENSES ..............................................        1,102,125
                                                                 --------------
NET INVESTMENT INCOME ........................................          289,881
                                                                 --------------
NET REALIZED LOSS ON INVESTMENTS .............................      (10,653,625)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   ON INVESTMENTS ............................................       (8,524,434)
                                                                 --------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ..............      (19,178,059)
                                                                 --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .........   $  (18,888,178)
                                                                 ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    SIX MONTHS
                                                                                       ENDED         YEAR ENDED
                                                                                  APRIL 30, 2008    OCTOBER 31,
                                                                                    (UNAUDITED)         2007
                                                                                  --------------   -------------
OPERATIONS:
   Net Investment Income (Loss) ...............................................   $      289,881   $    (445,719)
   Net Realized Gain (Loss) on Investments ....................................      (10,653,625)     24,784,283
   Net Change in Unrealized Appreciation (Depreciation) on Investments ........       (8,524,434)     (4,103,912)
                                                                                  --------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............      (18,888,178)     20,234,652
                                                                                  --------------   -------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ......................................................               --         (74,407)
   Capital Gains ..............................................................      (24,356,642)    (24,565,801)
                                                                                  --------------   -------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ..........................................      (24,356,642)    (24,640,208)
                                                                                  --------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Issued .....................................................................        7,615,956      75,261,067
   Reinvestment of Distributions ..............................................       21,944,721      23,607,610
   Redeemed ...................................................................      (33,628,064)    (98,204,869)
                                                                                  --------------   -------------
   Net Increase (Decrease) from Capital Share Transactions ....................       (4,067,387)        663,808
                                                                                  --------------   -------------
       TOTAL DECREASE IN NET ASSETS ...........................................      (47,312,207)     (3,741,748)
NET ASSETS:
   Beginning of Period ........................................................      208,518,978     212,260,726
                                                                                  --------------   -------------
   End of Period (including undistributed net investment income of
   $289,881 and ($0), respectively) ...........................................   $  161,206,771   $ 208,518,978
                                                                                  ==============   =============
SHARE TRANSACTIONS:
   Issued .....................................................................          415,474       3,430,287
   Reinvestment of Distributions ..............................................        1,167,340       1,112,508
   Redeemed ...................................................................       (1,829,395)     (4,509,662)
                                                                                  --------------   -------------
   Net (Decrease) Increase in Shares Outstanding from Share Transactions ......         (246,581)         33,133
                                                                                  ==============   =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                       SIX MONTHS
                                          ENDED
                                        APRIL 30,                                 YEARS ENDED OCTOBER 31,
                                           2008          ------------------------------------------------------------------------
                                       (UNAUDITED)          2007            2006            2005           2004            2003
                                       -----------       ---------       ---------       ---------      ---------       ---------
Net Asset Value, Beginning
   of Period .......................   $     22.55       $   23.04       $   22.40       $   23.77      $   20.08       $   16.18
                                       -----------       ---------       ---------       ---------      ---------       ---------
Income from Investment Operations:
   Net Investment Income (Loss) ....          0.03(1)        (0.04)(1)       (0.05)(1)        0.03(1)       (0.04)(1)        0.01
   Net Realized and Unrealized
      Gain (Loss) ..................         (1.92)           2.06            4.24            2.47           3.74            3.92
                                       -----------       ---------       ---------       ---------      ---------       ---------
   Total from Investment
      Operations ...................         (1.89)           2.02            4.19            2.50           3.70            3.93
                                       -----------       ---------       ---------       ---------      ---------       ---------

Dividends and Distributions:
   Net Investment Income ...........            --           (0.01)             --           (0.01)         (0.01)          (0.03)
   Capital Gains ...................         (2.75)          (2.50)          (3.55)          (3.86)            --              --
   Return of Capital ...............            --              --              --              --             --              --*
                                       -----------       ---------       ---------       ---------      ---------       ---------
   Total Dividends and
      Distributions ................         (2.75)          (2.51)          (3.55)          (3.87)         (0.01)          (0.03)
                                       -----------       ---------       ---------       ---------      ---------       ---------
Net Asset Value, End of Period .....   $     17.91       $   22.55       $   23.04       $   22.40      $   23.77       $   20.08
                                       ===========       =========       =========       =========      =========       =========
TOTAL RETURN+ ......................         (8.96)%          9.43%          21.07%          11.07%         18.40%++        24.30%++
                                       ===========       =========       =========       =========      =========       =========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .....................   $   161,207       $ 208,519       $ 212,261       $ 162,839      $ 191,909       $ 169,003
Ratio of Net Expenses to
   Average Net Assets ..............          1.30%(2)        1.25%           1.24%           1.20%          1.20%           1.20%
Ratio of Expenses to Average
   Net Assets (Excluding
   Fees Paid Indirectly)** .........          1.36%(2)        1.30%           1.27%           1.25%          1.24%***        1.27%
Ratio of Net Investment
   Income (Loss) to Average
   Net Assets ......................          0.34%(2)       (0.20)%         (0.17)%          0.09%         (0.18)%          0.01%
Portfolio Turnover Rate ............            77%            132%            135%+++         169%           145%            107%

  *   INCLUDES RETURN OF CAPITAL OF $0.0035.

 **   SEE NOTE 4 IN NOTES TO FINANCIAL STATEMENTS.

*** FOR THE YEAR ENDED OCTOBER 31, 2004, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES WAIVERS AND FEES PAID INDIRECTLY. IF THE FEES PAID INDIRECTLY WERE INCLUDED, THE RATIO WOULD HAVE BEEN 1.22%.

  + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE PORTFOLIO'S SHARES.

 ++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIODS INDICATED.

+++ INCLUDES THE EFFECTS OF IN-KIND TRANSACTIONS IF THE IN-KIND TRANSACTIONS WERE NOT INCLUDED THE PORTFOLIO TURNOVER RATE WOULD HAVE BEEN 127%.

(1)   PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

(2)   ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 portfolios. The financial statements herein are those of the FMA Small Company Portfolio (the "Portfolio"). The Portfolio seeks maximum, long-term total return, consistent with reasonable risk to principal, by investing in common stocks of smaller companies in terms of revenue and/or market capitalization. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Portfolio.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

      ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Portfolio. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio will distribute substantially all of its net investment income, if any, quarterly. Any net realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date. The Portfolio's distributions to shareholders may include a return of capital received from REITs held by the Portfolio.

      INVESTMENTS IN REITS -- With respect to the Portfolio, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, COMMISSION RECAPTURE, CUSTODIAN, DISTRIBUTION, SHAREHOLDER SERVICING AND TRANSFER AGENT AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

The Portfolio directs certain portfolio trades to the Distributor, via a network of executing brokers, who pay a portion of the Portfolio's expenses. Under this arrangement, the Portfolio had expenses reduced by $43,964, which was used to pay administration expenses.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement. The Portfolio earned cash management credits which are used to offset transfer agent expenses. During the period the Portfolio had transfer agent expenses reduced by $7,192. These amounts are listed as "Fees Paid Indirectly" on the Statement of Operations.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Fiduciary Management Associates, LLC (the "Adviser"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.75% of the Portfolio's average daily net assets.

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2008, the Portfolio made purchases of $129,300,911 and sales of $158,498,947 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid in capital as appropriate, in the period that the difference arises.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

The tax character of dividends and distributions paid during the years ended October 31, 2007 and October 31, 2006, was as follows:

                                      ORDINARY       LONG-TERM
                                       INCOME      CAPITAL GAIN        TOTAL
                                    ------------   -------------   -------------
2007                                $ 11,449,903   $  13,190,305   $  24,640,208
2006                                  12,157,719      13,618,592      25,776,311

As of October 31, 2007, total Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income                         $  10,666,205
Undistributed Long-Term Capital Gain                     13,689,026
Unrealized Appreciation                                  13,217,167
                                                      -------------
Total Distributable Earnings                          $  37,572,398
                                                      =============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2007, there were no capital loss carryforwards.

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, held by the Portfolio at April 30, 2008, were as follows:

                          AGGREGATE          AGGREGATE
                      GROSS UNREALIZED   GROSS UNREALIZED
        FEDERAL         APPRECIATION       DEPRECIATION     NET UNREALIZED
        TAX COST         SECURITIES         SECURITIES       APPRECIATION
     --------------   ----------------   ----------------   --------------
     $  156,823,138   $     10,360,987   $     (5,404,312)  $    4,956,675

8. OTHER:

At April 30, 2008, 64% of total shares outstanding were held by two shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

In September  2006,  FASB issued  STATEMENT ON  FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Portfolio does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Portfolio's costs in two ways:

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your ending account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                               BEGINNING     ENDING       ANNUALIZED     EXPENSE
                                ACCOUNT      ACCOUNT       EXPENSE        PAID
                                 VALUE        VALUE         RATIOS       DURING
                               11/01/07      4/30/08    FOR THE PERIOD   PERIOD*
--------------------------------------------------------------------------------
FMA SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN       $ 1,000.00   $   936.10        1.30%       $  6.26
HYPOTHETICAL 5% RETURN          1,000.00     1,018.40        1.30           6.52
--------------------------------------------------------------------------------

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

                                      NOTES

                                      NOTES

                           FMA SMALL COMPANY PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-FMA-8333

                                    ADVISER:
                      Fiduciary Management Associates, LLC
                        55 West Monroe Street, Suite 2550
                             Chicago, IL 60603-5093

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

This information must be preceded or accompanied by a current prospectus for the Portfolio described.

FMA-SA-001-0700

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           The Advisors' Inner Circle Fund


By (Signature and Title)*              /s/ Philip T. Masterson
                                       ------------------------------
                                       Philip T. Masterson, President

Date:  June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Philip T. Masterson
                                       ------------------------------
                                       Philip T. Masterson, President

Date:  June 30, 2008


By (Signature and Title)*              /s/ Michael Lawson
                                       -------------------------
                                       Michael Lawson
                                       Controller & CFO


Date:  June 30, 2008

* Print the name and title of each signing officer under his or her signature.